Acquisitions (Details 1) (USD $) In Thousands, unless otherwise specified		12 Months Ended								12 Months Ended
	Nov. 30, 2011	Sep. 30, 2011 Other Acquisitions [Member] Store	Sep. 30, 2010 Other Acquisitions [Member] Store	Sep. 30, 2009 Other Acquisitions [Member] Store	Sep. 30, 2011 Other Acquisitions [Member] Favorable Lease Asset [Member]	Sep. 30, 2010 Other Acquisitions [Member] Favorable Lease Asset [Member]	Sep. 30, 2011 Other Acquisitions [Member] Non-compete Agreements [Member]	Sep. 30, 2010 Other Acquisitions [Member] Non-compete Agreements [Member]	Sep. 30, 2009 Other Acquisitions [Member] Non-compete Agreements [Member]	Sep. 30, 2011 Other Acquisitions [Member] US [Member] Store	Sep. 30, 2010 Other Acquisitions [Member] US [Member] Store	Sep. 30, 2009 Other Acquisitions [Member] US [Member] Store	Sep. 30, 2011 Other Acquisitions [Member] MX [Member] Store	Sep. 30, 2011 Other Acquisitions [Member] Empeno Facil [Member]	Sep. 30, 2010 Other Acquisitions [Member] Empeno Facil [Member]	Sep. 30, 2009 Other Acquisitions [Member] Empeno Facil [Member]
Acquisitions of domestic and foreign pawn lending locations
Number of acquisitions asset purchase		9	5	1
Number of acquisitions stock purchase		3
Pawn stores acquired		40	16	11						34	16	11	6
Consideration:
Cash	$ 48,200	$ 69,977	$ 22,507	$ 17,124
Equity instruments	1,000	7,304	0	17,250
Fair value of total consideration transferred		77,281	22,507	34,374
Capitalized acquisition related costs		0	0	178
Acquisition related costs included in administrative expenses		(920)	(643)	0
Cash acquired		(1,138)	(58)	(117)
Total purchase price	49,200	75,223	21,806	34,435
Current assets:
Pawn loans		8,572	2,700	5,442
Signature loans		710	0	55
Auto title loans		0	0	1,105
Service charges and fees receivable		1,270	379	1,322
Inventory		4,838	1,542	2,860
Deferred tax asset		461	223	334
Prepaid expenses and other assets		728	66	79
Total current assets		16,579	4,910	11,197
Property and equipment		1,051	387	392
Other assets		2,558	1,057	6,711
Total assets		76,891	22,224	34,597
Current liabilities:
Accounts payable and other accrued expenses		(1,176)	(93)	(27)
Customer layaway deposits		(182)	(102)	(135)
Other current liabilities		(26)	0	0
Total current liabilities		(1,384)	(195)	(162)
Deferred tax liability		(284)	(223)	0
Total liabilities		(1,668)	(418)	(162)
Net assets acquired		75,223	21,806	34,435
Goodwill deductible for tax purposes		34,376	15,870	16,297
Goodwill		56,703	15,870	16,297						53,555	15,870	16,297		3,148	0	0
Indefinite lived intangible assets acquired:
Pawn licenses		0	607	6,680
Definite lived intangible assets acquired:
Non Compete Agreements under the Definite Lived Intangible Assets				$ 0	$ 111	$ 0	$ 769	$ 420	$ 0